Registration No. 333-105438
811-04633
As Filed with the Securities and Exchange Commission on December 19, 2007

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933          [ X ]

Pre-Effective Amendment No. ____          [  ]

Post-Effective Amendment No.__6__         [ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ X ]

Amendment No.__19__          [ X ]

Sun Life (N.Y.) Variable Account D
Registrant

Sun Life Insurance and Annuity Company of New York
Depositor

60 East 42nd Street, Suite 1115
New York, New York 10165
Depositor's Address

1-866-702-6998
Depositor's Telephone Number

Bruce Teichner
Assistant Vice President and Senior Counsel
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
Name and Address of Agent For Service

It is proposed that this filing will become effective (check appropriate box)

[X  ]  immediately upon filing pursuant to paragraph (b) of Rule 485.

[  ]  on (date) pursuant to paragraph (b) of Rule 485.

[  ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[  ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

[  ]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment No. 6 to the Registration Statement on Form N-6 (the "Registration Statement") (File Nos. 333-105438, 811-04633) is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, in order to add a supplement to the prospectus filed with Post-Effective Amendment No. 5 to the Registration Statement, which was filed on April 27, 2007. This Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, or other information contained in Post-Effective Amendment No. 5 the Registration Statement.

PART A

SUPPLEMENT DATED DECEMBER 19, 2007
TO

PROSPECTUS DATED MAY 1, 2007
 FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT D

On or about March 10, 2008, the above-captioned prospectuses are amended to add new investment options.

The following new investment options will be added to the above-captioned prospectuses on or about March 10, 2008.As a result,the list of the available investment options appearing on the cover page of each prospectus is supplemented by the addition of the following investment options and corresponding investment management disclosures:

Large-Cap Equity Funds	Short-Term Bond Funds
SCSM Lord Abbett Growth & Income Fund	SCSM Goldman Sachs Short Duration Fund
Mid-Cap Equity Funds	High Yield Bond Funds
SCSM Goldman Sachs Mid Cap Value Fund	SCSM PIMCO High Yield Fund

Sun Capital Advisers LLC advises the Sun Capital Funds; SCSM Lord Abbett Growth & Income Fund (sub-advised by Lord, Abbett & Co. LLC), SCSM Goldman Sachs Mid Cap Value Fund and SCSM Goldman Sachs Short Duration Fund (sub-advised by Goldman Sachs Asset Management, L.P.), SCSM PIMCO High Yield Fund (sub-advised by Pacific Investment Management Company LLC).

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

PART B

Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6, File No. 333-105438, filed with the Securities and Exchange Commission on April 27, 2007.

PART C

ITEM 26.  EXHIBITS

A.
Resolution of the Board of Directors of Sun Life Insurance and Annuity Company of New York, dated April 24, 2003, authorizing the establishment of Sun Life (N.Y.) Variable Account D (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

B.	None.

C.
Principal Underwriting Agreement between Sun Life Insurance and Annuity Company of New York and Clarendon Insurance Agency, Inc., dated February 1, 2003 (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

D.
(1)  Flexible Premium Combination Fixed and Variable Life Insurance Policy (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105438, filed with the Securities and Exchange Commission on May 21, 2003.)

(2)  Waiver of Monthly Deductions Rider (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

(3)  Accidental Death Benefit Rider (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

(4)  Payment of Stipulated Premium Rider (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

(5)  Accelerated Death Benefit Rider (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

(6)  Aviation Exclusion Endorsement (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

E.
(1) Application for Flexible Premium Combination Fixed and Variable Life Insurance Policy (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

(2) Aviation Questionnaire Policy (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

(3) Certificate of Insurability Policy (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

(4) Personal Finance Questionnaire Policy (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

F.
Charter and By-Laws of Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to the Depositor's Quarterly Report on Form 10-Q, File No. 333-01079, filed with the Securities and Exchange Commission on May 14, 2004.)

G.
Specimen Reinsurance Contract.  (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-100829, filed with the Securities and Exchange Commission on October 30, 2002.)

H.           (1)      Participation Agreement, dated April 17, 2000, by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Insurance and Annuity Company of New York and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-67864, filed with the Securities and Exchange Commission on November 6, 2002.)

(2)      Amended and Restated Participation Agreement, dated December 13, 2004, by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc., Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-83516, filed with the Securities and Exchange Commission on April 28, 2005.)

(3)      Amended and Restated Participation Agreement, dated September 1, 2004, by and among Sun Life Insurance and Annuity Company of New York, Variable Insurance Products Fund and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-119151, filed with the Securities and Exchange Commission on April 28, 2005.)

(4)      Participation Agreement, dated September 1, 2001, by and among Sun Life Insurance and Annuity Company of New York, Clarendon Insurance Agency, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-82957, filed with the Securities and Exchange Commission on July 27, 2001.)

(5)      Participation Agreement, dated September 16, 2002, by and among the Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Sun Life Insurance and Annuity Company of New York and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102278, filed with the Securities and Exchange Commission on December 31, 2002.)

(6)      Participation Agreement, dated February 17, 1998, by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 33-41628, filed with the Securities and Exchange Commission on April 26, 1999.)

(7)      Amended and Restated Participation Agreement, dated November 6, 2002, by and among MFS/Sun Life Series Trust, Sun Life Insurance and Annuity Company of New York, Sun Life Assurance Company of Canada (U.S.) and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-107983, filed with the Securities and Exchange Commission on May 28, 2004.)

(8)      Participation Agreement, dated July 15, 2002, by and among Sun Life Assurance Company of Canada (U.S.), Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-65048, filed with the Securities and Exchange Commission on July 3, 2002.)

(9)
Participation Agreement, dated May 1, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Scudder Variable Series II, Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-100831, filed with the Securities and Exchange Commission on April 29, 2005.)

(10)
Participation Agreement, dated September 16, 2002, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-59662, filed with the Securities and Exchange Commission on February 26, 2003.)

(11)
Participation Agreement, dated February 17, 1998, by and among Sun Life Assurance Company of Canada (U.S.), The Alger American Fund and Fred Alger and Company, Incorporated. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on April 27, 1999.)

(12)
Participation Agreement, dated February 17, 1998, by and among Sun Life Assurance Company of Canada (U.S.) and Lord, Abbett & Co. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 26, 2002.)

(13)
Amended and Restated Participation Agreement, dated August 1, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, T. Rowe Price Equity Series, Inc. and T. Rowe Price Investment Services, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.)

(14)
Amended and Restated Participation Agreement, dated May 1, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-100831, filed with the Securities and Exchange Commission on April 29, 2005.)

(15)
Participation Agreement, dated August 6, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Delaware VIP Trust, Delaware Management Company and Delaware Distributors, LP. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-100831, filed with the Securities and Exchange Commission on April 29, 2005.)

(16)
Participation Agreement, dated August 6, 2004, by and among Sun Life Insurance and Annuity Company of New York, Van Kampen Life Investments Trust, Van Kampen Funds Inc., Van Kampen Asset Management. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File 333-105438, filed with the Securities and Exchange Commission on May 2, 2005.)

(17)
Participation Agreement, dated December 31, 2002, by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Sun Life Insurance and Annuity Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File 333-105438, filed with the Securities and Exchange Commission on May 2, 2005.)

I.	(1)
Administrative Services Agreement by and between Sun Life Assurance Company of Canada, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York, dated November 21, 2000 (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

(2)
Amendment No. 1, dated January 1, 2002, to the Administrative Services Agreement by and between Sun Life Assurance Company of Canada, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York, dated November 21, 2000. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-119151, filed with the Securities and Exchange Commission on April 28, 2005.)

J.	(1)	Powers of Attorney. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the	Registration Statement on Form N-6, File No. 333-105438, filed with the Securities and Exchange	Commission on April 27, 2007.)

(2)
Resolution of the Board of Directors of the Depositor dated July 24, 2003, authorizing the use of Powers of Attorney for Officer signatures. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-100475, filed with the Securities and Exchange Commission on April 23, 2004.)

K.
Legal Opinion. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6, File No. 333-105438, filed with the Securities and Exchange Commission on April 27, 2007.)

L.           None.

M.           None.

N.           Consent of Independent Registered Public Accounting Firm.

O.           None.

P.           None.

Q.           None.

ITEM 27.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and	Principal Positions and Officers
Business Address	With Depositor

Thomas A. Bogart	Director
Sun Life Assurance Company of Canada
150 King Street West
Toronto, Ontario Canada M5H 1J9

Ronald Hiebert Friesen	Director and Senior Vice President and Chief
Sun Life Assurance Company of Canada (U.S.)	Financial Officer and Treasurer
One Sun Life Executive Park
Wellesley Hills, MA 02481

Scott M. Davis	Director and Senior Vice President and General
Sun Life Assurance Company of Canada (U.S.)	Counsel
One Sun Life Executive Park
Wellesley Hills, MA 02481

Mary Martha Fay	Director and Senior Vice President and General
Sun Life Assurance Company of Canada (U.S.)	Manager, Annuities
One Sun Life Executive Park
Wellesley Hills, MA 02481

Leila Heckman	Director
Bear Stearns Asset Management
383 Madison Avenue
New York, NY 10179

Donald B. Henderson, Jr.	Director
LeBoeuf, Lamb, Greene & MacRae, L.L.P.
125 West 55th Street
New York, NY 10019

Peter R. O'Flinn	Director
344 Cream Hill Road
West Cornwall, CT 06796

Robert C. Salipante	Director and Chairman and President
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, MA 02481

Barbara Z. Shattuck	Director
Shattuck Hammond Partners LLC
630 Fifth Avenue, Suite 2950
New York, NY 10019

David K. Stevenson	Director
47 Village Avenue, Unit 301
Dedham, MA 02026

Keith Gubbay	Director and Senior Vice President and Chief
Sun Life Assurance Company of Canada	Actuary
One Sun Life Executive Park
Wellesley Hills, MA 02481

Michael E. Shunney	Director and Senior Vice President and General
Sun Life Assurance Company of Canada (U.S.)	Manager, Group Insurance
One Sun Life Executive Park
Wellesley Hills, MA 02481

Michele G. Van Leer	Director and Senior Vice President and General
Sun Life Assurance Company of Canada (U.S.)	Manager, Individual Insurance
One Sun Life Executive Park
Wellesley Hills, MA 02481

James M.A. Anderson	Executive Vice President and Chief Investment
Sun Life Assurance Company of Canada	Officer
150 King Street West
Toronto Ontario Canada M5H 1J9

Michael S. Bloom	Assistant Vice President and Senior Counsel and
Sun Life Assurance Company of Canada (U.S.)	Secretary
One Sun Life Executive Park
Wellesley Hills, MA 02481

Michael K. Moran	Vice President and Chief Accounting Officer and
Sun Life Assurance Company of Canada (U.S.)	Controller
One Sun Life Executive Park
Wellesley Hills, MA 02481

John R. Wright	Executive Vice President, Sun Life Financial
Sun Life Assurance Company of Canada (U.S.)	U.S. Operations
One Sun Life Executive Park
Wellesley Hills, MA 02481

ITEM 28.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

No person is directly or indirectly controlled by the Registrant.  The Registrant is a separate account of Sun Life Insurance and Annuity Company of New York, a wholly-owned subsidiary of Sun Life of Canada (U.S.), which is ultimately controlled by Sun Life Financial.

The organization chart of Sun Life Financial is incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-6 of Sun Life of Canada (U.S.) Variable Account I, File No. 333-143353, filed September 19, 2007.

None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Insurance and Annuity Company of New York.

ITEM 29.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Insurance and Annuity Company of New York pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (N.Y.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (N.Y.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (N.Y.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (N.Y.) will, unless in the opinion of their counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, G, I and K, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account, Sun Life (N.Y.) Variable Accounts A, B, C, J and N and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account and Total Return Variable Account.

Name and Principal	Position and Offices
Business Address*	with Underwriter

Katherine E. Sarvary	President
Scott M. Davis	Director
Michele G. Van Leer	Director
Mary M. Fay	Director
Ann B. Teixeira	Assistant Vice President, Compliance
Michael S. Bloom	Secretary
Kathleen T. Baron	Chief Compliance Officer
Michael L. Gentile	Vice President
Raymond Scanlon	Vice President
William T. Evers	Assistant Vice President and Senior Counsel
Nancy C. Atherton	Assistant Vice President & Tax Officer
Jane F. Jette	Financial/Operations Principal and Treasurer
Amy E. Mercer	Assistant Secretary
Alyssa M. Gair	Assistant Secretary

*The principal business address of all directors and officers of the principal underwriter is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Sun Life Insurance and Annuity Company of New York, in whole or in part, at its Home Office at 60 East 42nd Street, Suite 1115, New York, New York 10165, at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481 or at the offices of Sun Life Assurance Company of Canada (U.S.), at One Sun Life Executive Park, Wellesley Hills, Massachusetts  02481.

ITEM 32.  MANAGEMENT SERVICES

Not applicable.

ITEM 33.  FEE REPRESENTATION

Sun Life Insurance and Annuity Company of New York hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Sun Life Insurance and Annuity Company of New York.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 19th day of December, 2007.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(Registrant)

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Depositor)

By: /s/ Robert C. Salipante*
Robert C. Salipante
President

*By:	/s/ Sandra M. DaDalt
Sandra M. DaDalt
Assistant Vice President
and Senior Counsel

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities with the Depositor, Sun Life Insurance and Annuity Company of New York, and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Robert C. Salipante*	President and Chairman and Director	December 19, 2007
Robert C. Salipante	(Principal Executive Officer)

/s/ Ronald H. Friesen*	Senior Vice President and Chief Financial Officer	December 19, 2007
Ronald H. Friesen	and Treasurer and Director
(Principal Financial Officer)

/s/ Michael K. Moran*	Vice President and Chief Accounting Officer and	December 19, 2007
Michael K. Moran	Controller
(Principal Accounting Officer)

*By: /s/ Sandra M. DaDalt	Attorney-in-Fact for:	December 19, 2007
Sandra M. DaDalt	Keith Gubbay, Director
Michael E. Shunney, Director
Donald B. Henderson, Jr., Director
Peter R. O'Flinn, Director
David K. Stevenson, Director
Barbara Z. Shattuck, Director
Leila Heckman, Director
Thomas A. Bogart, Director
Scott M. Davis, Director
Mary M. Fay, Director

*Sandra M. DaDalt has signed this document on the indicated date on behalf of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Resolution of Board of Directors is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-100475) filed on April 23, 2004. Powers of attorney are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6, File No. 333-105438, filed with the Securities and Exchange Commission on April 27, 2007.

EXHIBIT INDEX

N	Consent of Independent Registered Public Accounting Firm

Representation of Counsel Pursuant to Rule 485(b)